Offerings	Sep. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2029
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,998,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,056.38
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee" in the registrants' Registration Statement on Form S-3 (File Nos. 333-297255, 333-297255-01, 333-297255-02, 333-297255-03 and 333-297255-04) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.350% Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued are fully and unconditionally guaranteed by Aon plc, Aon Corporation and Aon Global Limited. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2031
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,999,340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,208.85
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.625% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2033
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,999,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,089.52
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.800% Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2036
Amount Registered | shares	2,750,000,000
Maximum Aggregate Offering Price	$ 2,741,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 378,559.72
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.950% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% Senior Notes due 2038
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,910,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,949.47
Offering Note	See Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.100% Senior Notes due 2038
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% Senior Notes due 2046
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,835,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,552.21
Offering Note	See Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.450% Senior Notes due 2046
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% Senior Notes due 2056
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,993,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,327.21
Offering Note	See Note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.450% Senior Notes due 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.